Cash and cash equivalents - Summary of cash and cash equivalents (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents.
Cash on hand	$ 1,495	$ 3,410
Cash at banks	1,536,852	4,083,466
Cash sweep account		5,451,238
Bank overdraft		(8,391)
Cash and cash equivalents	$ 1,538,347	$ 9,529,723	$ 10,348,732